                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             Read instructions at end of Form before preparing Form.

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1. Name and address of issuer:    COHEN & STEERS SPECIAL EQUITY FUND, INC.
                                  757 THIRD AVENUE
                                   NEW YORK, NY 10017
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2. Name of each series or class of securities for which this Form is filed
   (If the Form is being filed for all series and classes of securities, check
   the box but do not list series or classes):    [X]
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3. Investment Company Act File Number:      811-08059

     Securities Act File Number:            333-21993
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4(a). Last day of fiscal year for which this Form is filed:   DECEMBER 31, 1997
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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.
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5. Calculation of registration fee:

          (i)  Aggregate sale price of securities sold during
               the fiscal year pursuant to section 24f-2:                              $130,313,190
                                                                                        -----------
         (ii)  Aggregate price of securities redeemed
               or repurchased during the fiscal year:               $ 8,061,796
                                                                      ----------

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 11, 1995 that
               were not previously used to reduce registration
               fees payable to the Commission:                      $        N/A
                                                                    -----------
         (iv) Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                                            -$ 8,061,796
                                                                                       ------------
          (v) Net sales - if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:                                    $122,251,394
                                                                                        -----------
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         (vi) Redemption credits available for use in future years   $(     N/A)
               -- if Item 5(i) is less than Item 5(iv)               -----------
              [subtract Item 5(iv) from Item 5(i)]:

        (vii) Multiplier for determining registration fee (See
              Instruction C.9):                                                        X    .000295
                                                                                       ------------
        (viii) Registration fee due [multiply Item 5(v) by Item
               5(vii)] (enter "0" if no fee is due):                                   =$ 36,064.16
                                                                                       ------------
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6. Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
       Securities Act of 1933 pursuant to rule 24e-2 in effect
       before October 11, 1997, then report the amount of
       securities (number of shars or other units) deducted here:
       n/a . If there is a number of shares or other units that
       were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a .
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7.     Interest due -- if this Form is being filed more than 90 days
       after the end of the issuer's fiscal year (See Instruction D): +$      N/A
                                                                       ----------
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8. Total of the amount of the registration fee due plus any interest
   due [line 5(viii) plus line 7]:                                    =$36,064.16
                                                                      -----------
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9. Date the registration fee and any interest payment was sent to the Commissions's lockbox depository:

         MARCH 17, 1998

         Method of Delivery:

                  [X]    Wire Transfer
                  [ ]    Mail or other means
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /S/ ROBERT H. STEERS, CHAIRMAN OF THE BOARD
                                    -------------------------------------------
                                    ROBERT H. STEERS, CHAIRMAN OF THE BOARD

Date MARCH 18, 1998

  *Please print the name and title of the signing officer below the signature.